Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 3,000	$ 97,001		$ 2,261,332	$ 2,361,333
Balance, shares at Dec. 31, 2022		30,000,000
Net income (loss)					1,211,787	1,211,787
Capital contribution from shareholder			3,899,999			3,899,999
Dividend distribution					(3,099,999)	(3,099,999)
Foreign currency translation adjustment
Balance at Dec. 31, 2023		$ 3,000	3,997,000		373,120	4,373,120
Balance, shares at Dec. 31, 2023		30,000,000
Net income (loss)					171,597	171,597
Foreign currency translation adjustment				145		145
Conversion of ordinary shares	$ 735	$ (735)
Conversion of ordinary shares, shares	7,350,000	(7,350,000)
Balance at Dec. 31, 2024	$ 735	$ 2,265	3,997,000	145	544,717	4,544,862
Balance, shares at Dec. 31, 2024	7,350,000	22,650,000
Net income (loss)					(1,750,660)	(1,750,660)
Foreign currency translation adjustment				(793)		(793)
Issuance of shares	$ 247		7,709,110			7,709,357
Issuance of shares, shares	2,465,000
Balance at Dec. 31, 2025	$ 982	$ 2,265	$ 11,706,110	$ (648)	$ (1,205,943)	$ 10,502,766
Balance, shares at Dec. 31, 2025	9,815,000	22,650,000